Distribution Date:	08/17/26	BBCMS Mortgage Trust 2025-C35
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass Through Certificates
Series 2025-C35

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: General Contact		RRcmbs@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16
		Certificate Administrator	Computershare Trust Company, N.A.
Principal Prepayment Detail	17
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Detail	18				trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: Reporting		reporting@belloakadvisors.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	TBD
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07337DAA8	4.669000%	9,224,000.00	7,852,215.40	107,610.17	30,551.66	0.00	0.00	138,161.83	7,744,605.23	33.90%	33.84%
A-4	07337DAB6	5.289000%	100,000,000.00	100,000,000.00	0.00	440,750.00	0.00	0.00	440,750.00	100,000,000.00	33.90%	33.84%
A-5	07337DAC4	5.586000%	416,956,000.00	416,956,000.00	0.00	1,940,930.18	0.00	0.00	1,940,930.18	416,956,000.00	33.90%	33.84%
A-SB	07337DAD2	5.461000%	11,907,000.00	11,907,000.00	0.00	54,186.77	0.00	0.00	54,186.77	11,907,000.00	32.40%	32.34%
A-S	07337DAE0	5.843000%	82,635,000.00	82,635,000.00	0.00	402,363.59	0.00	0.00	402,363.59	82,635,000.00	21.99%	21.96%
B	07337DAF7	6.124000%	41,317,000.00	41,317,000.00	0.00	210,854.42	0.00	0.00	210,854.42	41,317,000.00	16.79%	16.76%
C	07337DAG5	6.319686%	29,787,000.00	29,787,000.00	0.00	156,870.41	0.00	0.00	156,870.41	29,787,000.00	13.03%	13.02%
D	07337DAQ3	4.500000%	24,022,000.00	24,022,000.00	0.00	90,082.50	0.00	0.00	90,082.50	24,022,000.00	10.01%	9.99%
E	07337DAS9	3.500000%	17,295,000.00	17,295,000.00	0.00	50,443.75	0.00	0.00	50,443.75	17,295,000.00	7.83%	7.82%
J-RR	07337DAU4	6.371186%	11,531,000.00	11,531,000.00	0.00	61,221.79	0.00	0.00	61,221.79	11,531,000.00	6.38%	6.37%
K-RR*	07337DAW0	6.371186%	24,022,173.00	24,022,173.00	0.00	122,386.07	0.00	0.00	122,386.07	24,022,173.00	3.35%	3.35%
V-RR	07337DBA7	6.371186%	26,643,893.00	26,596,345.37	3,729.89	141,029.87	0.00	0.00	144,759.76	26,592,615.48	0.00%	0.00%
R	07337DAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			795,340,066.00	793,920,733.77	111,340.06	3,701,671.01	0.00	0.00	3,813,011.07	793,809,393.71

X-A	07337DAH3	0.856712%	538,087,000.00	536,715,215.40	0.00	383,175.27	0.00	0.00	383,175.27	536,607,605.23
X-B	07337DAJ9	0.360310%	153,739,000.00	153,739,000.00	0.00	46,161.42	0.00	0.00	46,161.42	153,739,000.00
X-D	07337DAL4	1.871186%	24,022,000.00	24,022,000.00	0.00	37,458.03	0.00	0.00	37,458.03	24,022,000.00
X-E	07337DAN0	2.871186%	17,295,000.00	17,295,000.00	0.00	41,380.97	0.00	0.00	41,380.97	17,295,000.00
Notional SubTotal			733,143,000.00	731,771,215.40	0.00	508,175.69	0.00	0.00	508,175.69	731,663,605.23

Deal Distribution Total					111,340.06	4,209,846.70	0.00	0.00	4,321,186.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07337DAA8	851.28094102	11.66632372	3.31219211	0.00000000	0.00000000	0.00000000	0.00000000	14.97851583	839.61461730
A-4	07337DAB6	1,000.00000000	0.00000000	4.40750000	0.00000000	0.00000000	0.00000000	0.00000000	4.40750000	1,000.00000000
A-5	07337DAC4	1,000.00000000	0.00000000	4.65500000	0.00000000	0.00000000	0.00000000	0.00000000	4.65500000	1,000.00000000
A-SB	07337DAD2	1,000.00000000	0.00000000	4.55083312	0.00000000	0.00000000	0.00000000	0.00000000	4.55083312	1,000.00000000
A-S	07337DAE0	1,000.00000000	0.00000000	4.86916670	0.00000000	0.00000000	0.00000000	0.00000000	4.86916670	1,000.00000000
B	07337DAF7	1,000.00000000	0.00000000	5.10333325	0.00000000	0.00000000	0.00000000	0.00000000	5.10333325	1,000.00000000
C	07337DAG5	1,000.00000000	0.00000000	5.26640514	0.00000000	0.00000000	0.00000000	0.00000000	5.26640514	1,000.00000000
D	07337DAQ3	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	07337DAS9	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
J-RR	07337DAU4	1,000.00000000	0.00000000	5.30932183	0.00000000	0.00000000	0.00000000	0.00000000	5.30932183	1,000.00000000
K-RR	07337DAW0	1,000.00000000	0.00000000	5.09471271	0.21460923	0.50844609	0.00000000	0.00000000	5.09471271	1,000.00000000
V-RR	07337DBA7	998.21543984	0.13999043	5.29314053	0.00670660	0.01588882	0.00000000	0.00000000	5.43313096	998.07544941
R	07337DAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07337DAH3	997.45062676	0.00000000	0.71210654	0.00000000	0.00000000	0.00000000	0.00000000	0.71210654	997.25064019
X-B	07337DAJ9	1,000.00000000	0.00000000	0.30025836	0.00000000	0.00000000	0.00000000	0.00000000	0.30025836	1,000.00000000
X-D	07337DAL4	1,000.00000000	0.00000000	1.55932187	0.00000000	0.00000000	0.00000000	0.00000000	1.55932187	1,000.00000000
X-E	07337DAN0	1,000.00000000	0.00000000	2.39265510	0.00000000	0.00000000	0.00000000	0.00000000	2.39265510	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	30,551.66	0.00	30,551.66	0.00	0.00	0.00	30,551.66	0.00
A-4	07/01/26 - 07/30/26	30	0.00	440,750.00	0.00	440,750.00	0.00	0.00	0.00	440,750.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,940,930.18	0.00	1,940,930.18	0.00	0.00	0.00	1,940,930.18	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	54,186.77	0.00	54,186.77	0.00	0.00	0.00	54,186.77	0.00
A-S	07/01/26 - 07/30/26	30	0.00	402,363.59	0.00	402,363.59	0.00	0.00	0.00	402,363.59	0.00
X-A	07/01/26 - 07/30/26	30	0.00	383,175.27	0.00	383,175.27	0.00	0.00	0.00	383,175.27	0.00
X-B	07/01/26 - 07/30/26	30	0.00	46,161.42	0.00	46,161.42	0.00	0.00	0.00	46,161.42	0.00
X-D	07/01/26 - 07/30/26	30	0.00	37,458.03	0.00	37,458.03	0.00	0.00	0.00	37,458.03	0.00
X-E	07/01/26 - 07/30/26	30	0.00	41,380.97	0.00	41,380.97	0.00	0.00	0.00	41,380.97	0.00
B	07/01/26 - 07/30/26	30	0.00	210,854.42	0.00	210,854.42	0.00	0.00	0.00	210,854.42	0.00
C	07/01/26 - 07/30/26	30	0.00	156,870.41	0.00	156,870.41	0.00	0.00	0.00	156,870.41	0.00
D	07/01/26 - 07/30/26	30	0.00	90,082.50	0.00	90,082.50	0.00	0.00	0.00	90,082.50	0.00
E	07/01/26 - 07/30/26	30	0.00	50,443.75	0.00	50,443.75	0.00	0.00	0.00	50,443.75	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	61,221.79	0.00	61,221.79	0.00	0.00	0.00	61,221.79	0.00
K-RR	07/01/26 - 07/30/26	30	7,021.32	127,541.45	0.00	127,541.45	5,155.38	0.00	0.00	122,386.07	12,213.98
V-RR	07/01/26 - 07/30/26	30	243.36	141,208.56	0.00	141,208.56	178.69	0.00	0.00	141,029.87	423.34
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,264.68	4,215,180.77	0.00	4,215,180.77	5,334.07	0.00	0.00	4,209,846.70	12,637.32

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	Additional Information
Total Available Distribution Amount (1)	4,321,186.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,228,091.95	Master Servicing Fee	3,018.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,101.30
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	341.83
ARD Interest	0.00	Operating Advisor Fee	1,237.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.93
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,228,091.95	Total Fees	12,911.17

Principal		Expenses/Reimbursements
Scheduled Principal	111,340.06	Reimbursement for Interest on Advances	199.70
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,134.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	111,340.06	Total Expenses/Reimbursements	5,334.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,209,846.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	111,340.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,321,186.76
Total Funds Collected	4,339,432.01	Total Funds Distributed	4,339,432.01

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	793,920,734.47	793,920,734.47	Beginning Certificate Balance	793,920,733.77
(-) Scheduled Principal Collections	111,340.06	111,340.06	(-) Principal Distributions	111,340.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	793,809,394.41	793,809,394.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	793,920,734.47	793,920,734.47	Ending Certificate Balance	793,809,393.71
Ending Actual Collateral Balance	793,809,394.41	793,809,394.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.70)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.70)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	16	98,034,970.71	12.35%	106	6.5966	1.515106	1.29x or less	9	129,021,898.12	16.25%	106	6.1902	1.085266
10,000,000 to 14,999,999	12	140,060,000.00	17.64%	105	6.2493	1.803471	1.30x to 1.49x	12	173,166,602.55	21.81%	104	6.7537	1.340540
15,000,000 to 19,999,999	11	188,150,000.00	23.70%	105	6.0440	2.387627	1.50x to 1.79x	7	96,726,554.98	12.19%	106	6.6034	1.676925
20,000,000 to 29,999,999	9	212,076,744.25	26.72%	105	6.2051	1.430202	1.80x to 1.99x	8	121,750,000.00	15.34%	106	5.8579	1.973421
30,000,000 to 39,999,999	1	33,250,000.00	4.19%	107	6.6620	1.680000	2.00x to 2.49x	9	152,294,338.76	19.19%	104	5.5981	2.109117
40,000,000 to 54,999,999	3	122,237,679.45	15.40%	104	5.8310	1.778032	2.50x or greater	7	120,850,000.00	15.22%	106	6.0962	2.739272
55,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	52	793,809,394.41	100.00%	105	6.1846	1.797503
Totals	52	793,809,394.41	100.00%	105	6.1846	1.797503
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	4,825,406.25	0.61%	105	6.3500	1.660000	Wisconsin	3	23,836,602.55	3.00%	106	7.2498	1.350469
California	6	91,676,934.50	11.55%	107	6.5874	1.879580	Totals	80	793,809,394.41	100.00%	105	6.1846	1.797503
Connecticut	1	2,671,031.25	0.34%	105	6.3500	1.660000
									Property Type³
Delaware	1	2,926,406.25	0.37%	105	6.3500	1.660000
Florida	2	1,745,156.25	0.22%	105	6.3500	1.660000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	17,228,218.75	2.17%	106	7.0419	1.873603		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	8,650,000.00	1.09%	107	6.6800	2.290000	Industrial	4	30,550,000.00	3.85%	104	7.2271	1.394632
Indiana	2	9,074,750.00	1.14%	106	6.3837	1.240374	Lodging	2	16,000,000.00	2.02%	106	7.0950	1.890000
Iowa	1	5,700,000.00	0.72%	107	6.3950	1.100000	Mixed Use	11	247,000,000.00	31.12%	105	6.0108	2.018785
Louisiana	2	6,220,281.25	0.78%	107	7.2784	1.695368	Multi-Family	21	95,363,157.51	12.01%	107	6.4308	1.412823
Maryland	1	73,644,338.72	9.28%	103	5.4910	2.030000	Office	3	103,744,338.72	13.07%	103	5.7872	2.152908
Massachusetts	9	103,750,000.00	13.07%	106	5.9447	2.199277	Other	4	59,850,000.00	7.54%	106	5.9469	1.021805
Michigan	1	3,757,218.75	0.47%	105	6.3500	1.660000	Retail	33	227,540,000.00	28.66%	106	6.2947	1.854814
Nevada	1	4,914,963.62	0.62%	107	6.4350	1.070000	Self Storage	2	13,761,898.12	1.73%	107	6.4350	1.025000
New Jersey	4	45,300,000.00	5.71%	104	6.9990	1.505993	Totals	80	793,809,394.41	100.00%	105	6.1846	1.797503
New York	19	216,450,679.96	27.27%	105	6.0342	1.642255
North Carolina	5	9,787,500.00	1.23%	105	6.3500	1.660000
Ohio	2	4,438,687.50	0.56%	105	6.3500	1.660000
Oregon	1	70,000,000.00	8.82%	104	5.5770	2.170000
Pennsylvania	1	5,650,000.00	0.71%	106	6.8500	1.340000
South Carolina	1	1,062,562.50	0.13%	105	6.3500	1.660000
Tennessee	4	5,507,437.50	0.69%	105	6.3500	1.660000
Texas	3	26,660,000.00	3.36%	107	6.6670	1.126879
Utah	1	12,800,000.00	1.61%	107	4.8400	1.990000
Virginia	2	35,531,218.75	4.48%	107	6.6420	1.678716

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900% or less	21	347,420,893.74	43.77%	105	5.6077	2.057744	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000% to 6.49900%	12	202,511,898.12	25.51%	105	6.3394	1.446720	13 months to 24 months	52	793,809,394.41	100.00%	105	6.1846	1.797503
	6.50000% to 6.99900%	11	152,540,000.00	19.22%	106	6.6902	1.829637	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% or greater	8	91,336,602.55	11.51%	106	7.1911	1.531703	Totals	52	793,809,394.41	100.00%	105	6.1846	1.797503
	Totals	52	793,809,394.41	100.00%	105	6.1846	1.797503
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	116 months or less	52	793,809,394.41	100.00%	105	6.1846	1.797503	Interest Only	39	629,990,000.00	79.36%	105	6.1680	1.785669
117 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	272 months or less	1	13,950,000.00	1.76%	102	6.9410	1.960000
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	273 months to 300 months	3	14,738,453.10	1.86%	107	6.3657	1.069254
	Totals	52	793,809,394.41	100.00%	105	6.1846	1.797503	301 months to 356 months	9	135,130,941.31	17.02%	104	6.1642	1.915324
								357 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	793,809,394.41	100.00%	105	6.1846	1.797503
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		12	192,826,554.98	24.29%	104	6.5943	1.444657			No outstanding loans in this group
	12 months or less	40	600,982,839.43	75.71%	106	6.0531	1.910714
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	793,809,394.41	100.00%	105	6.1846	1.797503
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30512376	MU	Middle Village	NY	Actual/360	5.581%	192,234.44	0.00	0.00	N/A	07/06/35	--	40,000,000.00	40,000,000.00	08/06/26
1A-3-1	30512378				Actual/360	5.581%	24,029.31	0.00	0.00	N/A	07/06/35	--	5,000,000.00	5,000,000.00	08/06/26
1A-4	30512379				Actual/360	5.581%	48,058.61	0.00	0.00	N/A	07/06/35	--	10,000,000.00	10,000,000.00	08/06/26
1A-6	30512381				Actual/360	5.581%	96,117.22	0.00	0.00	N/A	07/06/35	--	20,000,000.00	20,000,000.00	08/06/26
1A-7-2	30512423				Actual/360	5.581%	19,223.44	0.00	0.00	N/A	07/06/35	--	4,000,000.00	4,000,000.00	08/06/26
2A1-C1-A	30323369	MU	Cambridge	MA	Actual/360	5.893%	95,144.65	0.00	0.00	N/A	06/09/35	--	18,750,000.00	18,750,000.00	08/09/26
2A3-C1-A	30323370				Actual/360	5.893%	95,144.65	0.00	0.00	N/A	06/09/35	--	18,750,000.00	18,750,000.00	08/09/26
2A4-C1-A	30323371				Actual/360	5.893%	95,144.65	0.00	0.00	N/A	06/09/35	--	18,750,000.00	18,750,000.00	08/09/26
2A5-C1-A	30323372				Actual/360	5.893%	95,144.65	0.00	0.00	N/A	06/09/35	--	18,750,000.00	18,750,000.00	08/09/26
3A-1	30511806	MU	New York	NY	Actual/360	6.440%	221,822.22	0.00	0.00	N/A	02/06/35	--	40,000,000.00	40,000,000.00	08/06/26
3A-3	30511808				Actual/360	6.440%	110,911.11	0.00	0.00	N/A	02/06/35	--	20,000,000.00	20,000,000.00	08/06/26
3A-5	30511810				Actual/360	6.440%	55,455.56	0.00	0.00	N/A	02/06/35	--	10,000,000.00	10,000,000.00	08/06/26
3A-8	30511813				Actual/360	6.440%	27,727.78	0.00	0.00	N/A	02/06/35	--	5,000,000.00	5,000,000.00	08/06/26
4A-1	30323102	OF	Bethesda	MD	Actual/360	5.491%	199,923.38	44,069.35	0.00	N/A	03/01/35	--	42,281,748.80	42,237,679.45	08/01/26
4A-10	30511930				Actual/360	5.491%	112,637.00	24,828.71	0.00	N/A	03/01/35	--	23,821,572.96	23,796,744.25	08/01/26
4A-12-2	30512241				Actual/360	5.491%	36,019.97	7,939.92	0.00	N/A	03/01/35	--	7,617,854.98	7,609,915.06	08/01/26
5A-1-2	30323373	RT	Portland	OR	Actual/360	5.577%	52,346.34	0.00	0.00	N/A	04/06/35	--	10,900,000.00	10,900,000.00	08/06/26
5A-1-3	30323374				Actual/360	5.577%	72,036.25	0.00	0.00	N/A	04/06/35	--	15,000,000.00	15,000,000.00	08/06/26
5A-1-4	30323375				Actual/360	5.577%	72,036.25	0.00	0.00	N/A	04/06/35	--	15,000,000.00	15,000,000.00	08/06/26
5A-2-3	30323376				Actual/360	5.577%	81,641.08	0.00	0.00	N/A	04/06/35	--	17,000,000.00	17,000,000.00	08/06/26
5A-2-4-1	30323377				Actual/360	5.577%	58,109.24	0.00	0.00	N/A	04/06/35	--	12,100,000.00	12,100,000.00	08/06/26
6A-3	30512192	RT	Various	Various	Actual/360	6.350%	136,701.39	0.00	0.00	N/A	05/01/35	--	25,000,000.00	25,000,000.00	08/01/26
6A-4	30512193				Actual/360	6.350%	87,488.89	0.00	0.00	N/A	05/01/35	--	16,000,000.00	16,000,000.00	08/01/26
6A-5-2	30512405				Actual/360	6.350%	21,872.22	0.00	0.00	N/A	05/01/35	--	4,000,000.00	4,000,000.00	08/01/26
7A-4	30323378	98	New York	NY	Actual/360	5.650%	121,631.94	0.00	0.00	N/A	05/06/35	--	25,000,000.00	25,000,000.00	08/06/26
7A-5	30323379				Actual/360	5.650%	53,518.06	0.00	0.00	N/A	05/06/35	--	11,000,000.00	11,000,000.00	08/06/26
8	30512362	RT	Manassas	VA	Actual/360	6.662%	190,746.01	0.00	0.00	N/A	07/06/35	--	33,250,000.00	33,250,000.00	08/06/26
9	30512404	MF	Norton	MA	Actual/360	6.080%	150,522.22	0.00	0.00	N/A	07/06/35	--	28,750,000.00	28,750,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
10A-1	30512350	RT	Hollywood	CA	Actual/360	6.680%	147,717.07	0.00	0.00	N/A	07/06/35	--	25,680,000.00	25,680,000.00	08/06/26
11	30512353	98	Various	Various	Actual/360	6.395%	131,337.31	0.00	0.00	N/A	07/06/35	--	23,850,000.00	23,850,000.00	07/06/26
12	30511961	IN	Various	NJ	Actual/360	7.300%	125,722.22	0.00	0.00	N/A	03/06/35	--	20,000,000.00	20,000,000.00	08/06/26
13	30323380	MU	Menlo Park	CA	Actual/360	6.600%	102,300.00	0.00	0.00	N/A	06/06/35	--	18,000,000.00	18,000,000.00	08/06/26
14	30512231	OF	Menlo Park	CA	Actual/360	6.141%	85,402.55	0.00	0.00	N/A	06/06/35	--	16,150,000.00	16,150,000.00	08/06/26
15	30512263	LO	Various	GA	Actual/360	7.095%	97,753.33	0.00	0.00	N/A	06/06/35	--	16,000,000.00	16,000,000.00	08/06/26
16	30323381	RT	Mission Viejo	CA	Actual/360	7.020%	84,630.00	0.00	0.00	N/A	07/06/35	--	14,000,000.00	14,000,000.00	08/06/26
17A-3	30511721	OF	Morris Township	NJ	Actual/360	6.941%	83,378.76	0.00	0.00	N/A	02/01/35	--	13,950,000.00	13,950,000.00	08/01/26
18	30323382	MF	Salt Lake City	UT	Actual/360	4.840%	53,347.56	0.00	0.00	N/A	07/06/35	--	12,800,000.00	12,800,000.00	08/06/26
19	30323383	MF	Monticello	NY	Actual/360	7.125%	73,625.00	0.00	0.00	N/A	07/06/35	--	12,000,000.00	12,000,000.00	08/06/26
20	30512214	RT	New York	NY	Actual/360	6.563%	66,122.23	0.00	0.00	N/A	06/06/35	--	11,700,000.00	11,700,000.00	08/06/26
21	30323384	MF	Jersey City	NJ	Actual/360	6.540%	63,919.42	0.00	0.00	N/A	07/06/35	--	11,350,000.00	11,350,000.00	08/06/26
22	30512330	RT	Carrollton	TX	Actual/360	6.927%	61,200.05	0.00	0.00	N/A	07/06/35	--	10,260,000.00	10,260,000.00	08/06/26
23	30512287	RT	Lake Forest	CA	Actual/360	6.576%	50,964.00	0.00	0.00	N/A	06/06/35	--	9,000,000.00	9,000,000.00	08/06/26
24	30323385	SS	Santa Clarita	CA	Actual/360	6.435%	49,085.79	11,317.82	0.00	N/A	07/06/35	--	8,858,252.32	8,846,934.50	08/06/26
25	30512183	MF	Milwaukee	WI	Actual/360	7.315%	54,477.60	5,461.76	0.00	N/A	06/01/35	--	8,648,572.09	8,643,110.33	08/01/26
26	30512356	RT	Chicago	IL	Actual/360	6.680%	49,756.72	0.00	0.00	N/A	07/06/35	--	8,650,000.00	8,650,000.00	08/06/26
27	30512179	MF	Milwaukee	WI	Actual/360	7.249%	50,763.03	5,238.07	0.00	N/A	06/01/35	--	8,132,241.86	8,127,003.79	08/01/26
28	30512141	MF	Milwaukee	WI	Actual/360	7.171%	43,664.54	4,660.85	0.00	N/A	06/01/35	--	7,071,149.28	7,066,488.43	08/01/26
29	30323386	MF	Mechanicsburg	PA	Actual/360	6.850%	33,327.15	0.00	0.00	N/A	06/06/35	--	5,650,000.00	5,650,000.00	08/06/26
30	30323387	IN	Alexandria	LA	Actual/360	7.400%	35,047.22	0.00	0.00	N/A	07/06/35	--	5,500,000.00	5,500,000.00	08/06/26
31	30323388	IN	Katy	TX	Actual/360	6.750%	29,353.13	0.00	0.00	N/A	06/06/35	--	5,050,000.00	5,050,000.00	08/06/26
32	30323389	SS	Las Vegas	NV	Actual/360	6.435%	27,269.88	6,287.68	0.00	N/A	07/06/35	--	4,921,251.30	4,914,963.62	08/06/26
33A-2	30512262	MF	New York	NY	Actual/360	5.389%	4,538.86	1,535.90	0.00	N/A	05/01/35	--	978,090.88	976,554.98	08/01/26
Totals							4,228,091.95	111,340.06	0.00				793,920,734.47	793,809,394.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-1	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-6	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-7-2	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C1-A	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3-C1-A	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-C1-A	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5-C1-A	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	31,370,685.00	6,512,365.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-10	31,370,685.00	6,512,365.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-12-2	31,370,685.00	6,512,365.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1-2	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1-3	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1-4	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-3	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-4-1	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-3	17,935,765.63	5,370,698.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-4	17,935,765.63	5,370,698.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-5-2	17,935,765.63	5,370,698.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-4	9,268,536.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-5	9,268,536.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,340,414.28	984,864.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,812,349.76	527,123.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
10A-1	4,473,022.38	1,232,379.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	131,285.97	131,285.97	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,389,013.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,816,491.37	2,901,964.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,211,239.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,443,019.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-3	9,362,708.90	10,149,624.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,247,560.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,704,418.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	886,604.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,006,162.20	956,352.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	834,728.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	730,943.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	967,686.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,451,672.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	980,454.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	782,305.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	480,913.91	553,153.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	606,026.73	732,311.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	309,368.25	103,035.18	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	521,289.79	437,076.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33A-2	0.00	0.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,121,234,835.10	79,221,127.07				0.00	0.00	131,285.97	131,285.97	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184592%	6.165708%	105
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184550%	6.165664%	106
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184505%	6.165618%	107
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184462%	6.165575%	108
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184418%	6.165529%	109
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184376%	6.165486%	110
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184326%	6.165435%	111
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184285%	6.165393%	112
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184243%	6.165351%	113
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184199%	6.165306%	114
10/20/25	1	23,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184158%	6.165264%	115
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184115%	6.165219%	116
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	30512353	07/06/26	0	B	131,285.97	131,285.97	0.00	23,850,000.00	06/10/26	2
Totals					131,285.97	131,285.97	0.00	23,850,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		793,809,394	793,809,394		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	793,809,394	793,809,394	0	0	0	0
Jul-26	793,920,734	793,920,734	0	0	0	0
Jun-26	794,050,095	794,050,095	0	0	0	0
May-26	794,160,219	794,160,219	0	0	0	0
Apr-26	794,288,409	794,288,409	0	0	0	0
Mar-26	794,397,330	794,397,330	0	0	0	0
Feb-26	794,561,698	794,561,698	0	0	0	0
Jan-26	794,669,233	794,669,233	0	0	0	0
Dec-25	794,776,227	794,776,227	0	0	0	0
Nov-25	794,901,402	794,901,402	0	0	0	0
Oct-25	795,007,224	771,157,224	23,850,000	0	0	0
Sep-25	795,131,271	795,131,271	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	30512353	23,850,000.00	23,850,000.00	29,820,000.00	--	1,695,000.00	1.10000	--	07/06/35	I/O
Totals		23,850,000.00	23,850,000.00	29,820,000.00		1,695,000.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	30512353	98	Various	06/10/26	2

8/11/2026 - The loan transferred to special servicing effective 6/10/2026 due to due to the two of the three guarantors filings personal Bankruptcy. The loan is secured by five leased fee interests: (1) Located in Fort Worth, TX, a 261,730 sq. ft.

propert y built in 1994 and renovated in 2023; (2) Located in Indianapolis, IN, a 152-unit multifamily property built in 1982 and renovated in 2016; (3) Located in Davenport, IA, a 120-unit multifamily property built in 1967; (4) Located in Bettendorf,

IA, a 36-u nit multifamily property built in 1977 and; (5) Located in Moline, IL, a 70-unit multifamily property, built in 1970. The special servicer has filed for foreclosure and is seeking the appointment of a Receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	5,134.38	0.00	0.00	0.00	0.00	0.00	187.97	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.72	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(7.18)	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.19	0.00	0.00	0.00
Total	0.00	0.00	5,134.38	0.00	0.00	0.00	0.00	0.00	199.70	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,334.08

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Supplemental Notes
None

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